Equity Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Equity Based Compensation [Abstract]
Equity Based Compensation

Note 10   Equity Based Compensation

Profits Interest Units of BUFH

Prior to the consummation of the IPO, BUFH had a class of authorized membership interests identified as Profits Interest Units ("PIUs"). PIUs were awarded to management members of the Company who owned common units of BUFH and entitled the holders to share in distributions from BUFH after investors in BUFH received certain returns on their investment. The PIUs were divided equally into time-based and IRR-based PIUs. Time-based PIUs generally vested in equal annual installments over a period of three years from the grant date.  Based on their settlement provisions, the PIUs were classified as liabilities. Compensation expense related to the time-based PIUs was measured based on their estimated fair values and recognized in earnings over the vesting period.  The related liability was reflected in the consolidated balance sheet of the Company as a liability to BUFH.

In accordance with a resolution approved by the BUFH Board of Directors, immediately prior to consummation of the IPO of the Company's common stock, the IRR-based PIUs became fully vested.  In conjunction with the IPO, the time-based and IRR-based PIUs outstanding were exchanged for 1,931,745 unvested shares and 3,863,491 unvested shares of the Company's common stock, 3,023,314 vested stock options and 1,511,656 unvested stock options.  The vested and unvested shares and vested stock options participate in dividends declared on the Company's common stock on a one-for-one basis. The unvested stock options issued in exchange for PIUs participate on a one-for-one basis in dividends declared on common stock until they vest. In conjunction with the IPO, the Company recorded approximately $110.4 million in compensation expense related to the exchange and the vesting of the IRR-based PIUs. This expense, which is not deductible for tax purposes, resulted in an offsetting increase in paid-in capital.  Compensation expense of $7.0 million and $10.6 million was recognized for the three and six months ended June 30, 2010, respectively, related to time-based PIUs.

Equity Based Compensation

On March 11, 2011 the Board of Directors granted 265,840 shares of unvested stock under the BankUnited 2010 Omnibus Equity Incentive Plan (the "2010 Plan"). The shares granted were valued at $28.05 per share, representing the closing price of the Company's common stock on the date of grant, for a total of $7.5 million.  On May 18, 2011, the Board of Directors granted an additional 17,250 shares of unvested stock under the 2010 Plan. These shares were valued at $27.00 per share, representing the closing price of the Company's common stock on the date of grant, for a total of $465.8 thousand. The shares vest in equal annual installments over a period of three years.  Unvested shares participate in dividends declared on the Company's common stock on a one-for-one basis.

In addition to compensation expense recorded in conjunction with the IPO and PIUs discussed above, the Company recorded a total of $9.4 million and $15.8 million of stock based compensation expense during the three and  six months ended June 30, 2011 and $317.9 thousand and $532.9 thousand during the three and  six months ended June 30, 2010,  respectively.

Note 14 Equity Based Compensation and Other Benefit Plans

Stock-Based Compensation

        On July 9, 2009, the Company adopted the BankUnited, Inc. 2009 Stock Option Plan (the "2009 Plan") pursuant to which the Company's Board of Directors may grant up to 2,312,500 non-qualified stock options to key employees of the Company and its affiliates. Stock options may be granted with an exercise price equal to or greater than the stock's fair value at the date of grant. The terms and conditions applicable to options granted under the 2009 Plan are determined by the Company's Board of Directors or a committee thereof, provided however, that each stock option shall expire on the tenth anniversary of the date of the grant, unless it is earlier exercised or forfeited. Options granted to date under the 2009 Plan vest over a period of three years. Shares of common stock delivered under the 2009 Plan may be authorized but unsold common stock, or previously issued common stock reacquired by the Company. Vesting of stock options may be accelerated in the event of a change in control, as defined.

        In connection with the IPO of the Company's stock in January, 2011, the Company adopted the BankUnited 2010 Omnibus Equity Incentive Plan (the "2010 Plan"). The 2010 Plan will be administered by the Board of Directors or a committee thereof and provides for the grant of non-qualified stock options, share appreciation rights ("SARs"), restricted shares, deferred shares, performance shares, unrestricted shares and other share-based awards to selected employees, directors or independent contractors of the Company and its affiliates. The number of shares of common stock available for issuance under the Plan is 7,500,000. Shares of common stock delivered under the plan may consist of authorized but unissued shares or previously issued shares reacquired by the Company. The term of a share option issued under the plan may not exceed ten years from the date of grant and the exercise price may not be less than the fair market value of the Company's common stock at the date of grant. The exercise price of a SAR granted under the 2010 Plan may not be less than the fair market value of a share of common stock on the date of grant and the exercise period of a SAR may not exceed ten years from the grant date. Unvested awards generally become fully vested in the event of a change in control, as defined.

        The Company will no longer issue new options under the 2009 Plan.

        The grant-date fair value of each option award is determined using a Black-Scholes option pricing model incorporating the following weighted average assumptions:

	December 31, 2010	December 31, 2009
Expected volatility	35.92%	27.30%
Expected dividend yield	3.06%	3.50%
Expected term (years)	8.39	10
Risk-free interest rate	2.78%	3.85%

        The Company's common stock has not historically been traded on any exchange; therefore the expected volatility is based on the volatility of comparable peer banks. The Company has no exercise history related to stock option awards. For options granted in February, March and August, 2010 and during the period ended December 31, 2009 the expected life was equal to the contractual term of the options. For options granted in November, 2010, the simplified method provided for in Staff Accounting Bulletin 14 was used to estimate the expected term. The change in the expected life assumption was based primarily on the increased probability of completion of an initial public offering of the Company's common stock.

        A summary of activity related to stock options for the year ended December 31, 2010 and the period ended December 31, 2009 follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding, April 28, 2009	—	$—
Granted	384,680	11.32

Options outstanding, December 31, 2009	384,680	11.32
Granted	647,020	20.01
Exercised	—
Canceled or forfeited	(49,990)	11.58

Options outstanding, December 31, 2010	981,710	$17.04

Exercisable at December 31, 2010	113,451	$11.34

        No options were exercised, canceled or forfeited during the period ended December 31, 2009.

        Additional information about options outstanding and exercisable at December 31, 2010 is presented in the following table:

	Outstanding Options			Exercisable Options
Exercise Price	Number of Options	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)	Number of Options	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (in thousands)
$10 - $15	302,270	8.72	$4,905	101,806	8.72	$1,652
$16 - $20	418,330	9.31	$3,634	11,645	8.92	$125
$21 - $25	261,110	9.88	$1,243	—	—	$—
Total	981,710	9.28	$9,782	113,451	8.74	$1,777

        The weighted average grant date fair value of options granted was $6.49 and $6.47 for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

        The Company recorded $1.3 million and $209.6 thousand of compensation expense related to stock options and corresponding income tax benefits of $501.8 thousand and $80.8 thousand during the year ended December 31, 2010 and the period ended December 31, 2009, respectively. At December 31, 2010, there was $4.9 million of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted average period of 2.3 years.

Profits Interest Units of BUFH

        During the year ended December 31, 2010 and the period ended December 31, 2009 and prior to the consummation of the IPO of the Company's common stock in January, 2011 as further discussed in Note 21, Subsequent Events, BUFH had a class of authorized membership interests identified as Profits Interest Units ("PIUs"). PIUs were awarded to management members of the Company who owned common units of BUFH and entitled the holders to share in distributions from BUFH after investors in BUFH received certain returns on their investment. Based on their settlement provisions, these awards were classified as liabilities. Compensation expense related to the PIUs is reflected in the consolidated statement of income of the Company and the related liability is reflected in the consolidated balance sheet of the Company as a liability to BUFH.

        The PIUs were divided equally into time-based and IRR-based PIUs. Time-based PIUs vest in equal annual installments over a period of three years from the grant date, with earlier vesting permitted under certain circumstances. Based on their original terms, IRR-based PIUs vest when the common unit holders of BUFH have received aggregate distributions equal to their original investment of $925.0 million plus an aggregate internal rate of return equal to 15% per annum on their original investment in BUFH (the "IRR hurdle"); following an IPO, the IRR-based PIUs became eligible to vest commencing four months after the IPO, based on the trading price of the Company's common stock after the effective date of the IPO. In accordance with a resolution approved by the BUFH Board of Directors, immediately prior to consummation of the IPO of the Company's common stock in January, 2011, the IRR-based PIUs became fully vested. Additionally, in conjunction with the IPO, both the time-based and IRR-based PIUs were exchanged for a combination of vested and unvested stock options and restricted and unrestricted shares of common stock in the Company, as further described in Note 21.

        The holders of PIUs were not required to make any capital contribution to BUFH or the Company in exchange for their PIUs and were entitled to receive priority distribution catch-up payments in respect of time-based PIUs that vested but did not participate in earlier interim distributions of profits. Under certain circumstances, a holder of PIUs had the right to sell to BUFH and BUFH had the obligation to purchase from the holder of the PIUs, or BUFH had the right to purchase from the holder and the holder had the obligation to sell to BUFH, the PIUs awarded to the holder at fair value or, under certain circumstances, at the lesser of cost or fair value. In connection with anti-dilution provisions of BUFH, each time additional common units were issued in respect of additional capital contributions up to $1.2 billion in aggregate capital contributions, BUFH was obligated to issue an additional number of IRR-based and time-based PIUs in respect of such capital contribution, such that the PIUs retained the same relative economic interest that existed prior to the additional contribution. Additional PIUs were not required to be issued for capital contributions in excess of $1.2 billion.

        Compensation expense related to PIUs is recognized based on their estimated fair values. With respect to time-based PIUs, compensation expense is recognized over the vesting period, which represents the requisite service period. Under the original terms of the IRR-based PIUs, related compensation expense would have been recognized when it became probable that the IRR hurdle would be met or upon consummation of an IPO or change in control liquidity event as defined. The fair value of PIUs is estimated using a Black-Scholes option pricing model. Based on the terms of the PIUs, the value of an option on the Company's common stock with an exercise price of $10 was determined to be a reasonable estimate of the value of a PIU. The Company uses the same assumptions to estimate the fair value of stock options, described above, and PIUs.

        At December 31, 2010, the pool of IRR-based PIUs and time-based PIUs each consisted of 51,651 PIUs, for a total of 103,302 PIUs, all of which had been allocated to management members. Included in employee compensation and benefits expense is approximately $36.2 million and $8.8 million associated with time-based PIUs for the year ended December 31, 2010 and the period ended December 31, 2009, respectively. No related income tax benefit was recognized. At December 31, 2010, there is $123.1 million, including $39.1 million related to time-based PIUs and $84.0 million related to IRR-based PIUs, of total unrecognized compensation cost related to unvested PIUs. In January, 2011, upon consummation of the IPO, compensation expense in the amount of approximately $110.4 million was recognized related to PIUs.

        The following table summarizes information about time-based and IRR-based PIUs at December 31, 2010 and 2009:

	December 31, 2010	December 31, 2009
Time-based PIUs outstanding	51,651	51,500
IRR-based PIUs outstanding	51,651	51,500

Total awards	103,302	103,000

Number of vested awards, end of period	17,217	—

Number of non-vested awards, end of period	86,085	103,000

Fair value per unit, end of period	$1,627.01	$850.30

Total fair value (in thousands)	$168,073	$87,581

Deferred Compensation Plan

        Effective October 1, 2009, the Company established a non-qualified deferred compensation plan (the "Deferred Compensation Plan") for a select group of highly compensated employees whereby a participant, upon election, may defer a portion of eligible compensation. The Deferred Compensation Plan provided for Company contributions equal to 4.5% of eligible compensation for the period ended December 31, 2009. For subsequent years, Company contributions are equal to 100% of the first 1%, plus 70% of the next 5% of eligible compensation deferred. The Company accrued interest on the deferred obligation at an annual rate of 6% for the year ended December 31, 2010 and the period ended December 31, 2009. Thereafter, the Company will credit each participant's account at an annual interest rate determined by the Company's Compensation Committee. A participant's elective deferrals and interest thereon are at all times 100% vested. Company contributions and interest thereon will become 100% vested upon the earlier of a change in control, as defined, or the participant's death, disability, attainment of normal retirement age or the completion of two years of service. Participant deferrals and any associated earnings shall be paid upon separation from service or the specified distribution year elected. The specified distribution year can be no earlier than the third calendar year after the calendar year in which the participant deferrals and or Company contributions are made. A participant may elect to be paid in a lump sum or in five, ten or fifteen annual installments. Deferred compensation expense for this plan was $191.6 thousand and $102.9 thousand for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

BankUnited 401(k) Plan

        The Company sponsors the BankUnited 401(k) Plan, a tax-qualified, deferred compensation plan, (the "401(k) Plan"). Under the terms of the 401(k) Plan, eligible employees may contribute a portion of compensation not exceeding the limits set by law. Employees are eligible to participate in the plan after one month of service. The 401(k) Plan allows a matching employer contribution equal to 100% of elective deferrals that do not exceed 1% of compensation, plus 70% of elective deferrals that exceed 1% but are less that 6% of compensation. Matching contributions are fully vested after two years of service. For the year ended December 31, 2010 and the period ended December 31, 2009, BankUnited made matching contributions to the 401(k) Plan of approximately $2.1 million and $788 thousand, respectively.